Real Property Interests - Schedule of Amortization Expense To Be Recognized for Each of Succeeding Five Years (Details) (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Telecom Real Property Interests
Finite-Lived Intangible Assets [Line Items]
Remainder of 2021	$ 35,553
2021	46,921
2022	46,850
2023	46,850
2024	46,831
Thereafter	690,315
Total	$ 913,320
Cell Site Leasehold Interests
Finite-Lived Intangible Assets [Line Items]
2021		$ 44,217
2022		44,076
2023		44,006
2024		44,006
2025		43,986
Thereafter		631,238
Total		$ 851,529